Investments in Associates and Joint Ventures - Summarized Statements of Financial Position (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statements of Financial Position:
Noncurrent assets	₱ 369,775	₱ 389,155
Current assets	89,669	85,964
Noncurrent liabilities	180,170	184,569
Current liabilities	168,091	182,013
Equity	111,183	108,537	₱ 113,898	₱ 134,668
Carrying value of investments in associates	12,041	14,765
Carrying amount of interest in VTI	34,089	42,093
Additional Information:
Cash and cash equivalents	32,905	38,722	₱ 46,455	₱ 26,659
Noncurrent financial liabilities	157,711	160,990
Vega Telecom Inc. [Member]
Statements of Financial Position:
Noncurrent assets	77,694	76,127
Current assets	2,807	3,126
Noncurrent liabilities	11,373	13,003
Current liabilities	1,936	12,327
Equity	67,192	53,923
Carrying amount of interest in VTI	32,550	26,962
Additional Information:
Cash and cash equivalents	1,961	2,182
Aggregated individually immaterial joint ventures [Member]
Statements of Financial Position:
Noncurrent assets	1
Current assets	145	378
Current liabilities		1
Equity	146	377
Satventures, Inc. [Member]
Statements of Financial Position:
Noncurrent assets	20,055	21,295
Current assets	2,820	2,296
Noncurrent liabilities	3,292	4,645
Current liabilities	5,253	4,620
Equity	14,330	14,326
Carrying value of investments in associates	9,171	9,169
Additional Information:
Cash and cash equivalents	1,211	374
Current financial liabilities	397	393
Noncurrent financial liabilities	2,097	2,357
Hastings Holdings, Inc. [Member]
Statements of Financial Position:
Noncurrent assets	1,803	6,891
Current assets	2,360	2,251
Noncurrent liabilities	151	506
Current liabilities	336	1,748
Equity	2,377	4,969
Carrying value of investments in associates	1,664	3,478
Additional Information:
Cash and cash equivalents	1,304	1,128
Current financial liabilities		500
A I L [Member]
Statements of Financial Position:
Noncurrent assets	349	1,905
Current assets	595	584
Noncurrent liabilities	66	278
Current liabilities	79	148
Equity	₱ 799	₱ 2,063